Shareholders' Equity (Narrative)(Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Oct. 13, 2015	Jun. 05, 2015	Jun. 06, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 448	$ 462	$ 388
Income tax benefit recognized for share-based compensation	151	173	145
Number of shares registered under the Securities Act of 1933					210
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 134	$ 157	$ 141
Restricted stock and performance share units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	0.00%
Restricted stock, performance share awards and stock option plans vesting periods, in years	1 year
Restricted stock and performance share units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	150.00%
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average discount for dividend yield	7.40%	7.10%	6.70%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 292	$ 277	$ 224
Restricted stock units vesting percentage, 3 years	50.00%
Restricted stock units vesting percentage, 5 years	50.00%
Weighted average discount for dividend yield	8.70%	9.50%	10.30%
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	5 years
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 22	$ 28	$ 23
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Two Thousand And Thirteen Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount						$ 15,000
Stock repurchase program, remaining authorized repurchase amount				$ 8,600
Two Thousand And Fifteen Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount				$ 20,000
Stock repurchase program, remaining authorized repurchase amount	$ 17,500